DERIVATIVE INSTRUMENTS (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	$ 196	$ (191)	$ 452
Net Deferred Gain Loss Associated With Cash Flow Hedges Recorded In Other Comprehensive Income	127
Derivatives Contracts Outstanding	$ 43,500